PREPAID LAND USE RIGHTS (Schedule of Land Use Rights, Net) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
PREPAID LAND USE RIGHTS [Abstract]
Prepaid land use rights, cost	$ 25,627,478	$ 30,086,477
Less: Accumulated amortization	(2,252,352)	(2,201,737)
Prepaid land use rights, net	$ 23,375,126	$ 27,884,740